Submission	Dec. 23, 2025
Submission [Line Items]
Central Index Key	0001846416
Registrant Name	Hennessy Capital Investment Corp. VII
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A